Residual Portfolios (Schedule Of Expected Annual Amortization Of Residual Portfolios) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Residual Portfolios [Abstract]
2014	$ 1,894,233
2015	1,605,856
2016	1,340,561
2017	1,117,821
2018	933,004
Thereafter	2,718,184
Total	$ 9,609,659